General and Administrative Expenses - Summary of General and Administrative Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
General corporate expenses	¥ 3,255	¥ 3,282	¥ 3,572
Auditors' remuneration	15	15	20
- Audit services	14	14	17
- Non-audit services	1	1	3
Credit losses	(3)	(1)	164
Other taxes and levies	244	367	332
General and administrative expenses	¥ 3,511	¥ 3,663	¥ 4,088